Trade and other receivables (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current trade receivables	$ 314,670,816	$ 242,366,132
Non-current trade receivables	0	0
Other current receivables	58,324,913	33,021,791
Other non-current receivables	3,801,244	1,860,635
Trade and other current receivables	372,995,729	275,387,923
Trade and other non-current receivables	3,801,244	1,860,635
Current Trade Receivables Gross	320,491,022	248,689,430
Non Current Trade Receivables Gross	0	0
Impairment loss estimate
Statement [Line Items]
Current Trade Receivables Gross	(5,820,206)	(6,323,298)
Non Current Trade Receivables Gross	0	0
Chile operating segment
Statement [Line Items]
Current Trade Receivables Gross	187,798,087	152,262,513
International business operating segment
Statement [Line Items]
Current Trade Receivables Gross	73,047,039	47,024,646
Wines operating segment
Statement [Line Items]
Current Trade Receivables Gross	59,645,896	49,402,271
Accounts receivables: | Chile operating segment
Statement [Line Items]
Non Current Trade Receivables Gross	0	0
Accounts receivables: | International business operating segment
Statement [Line Items]
Non Current Trade Receivables Gross	0	0
Accounts receivables: | Wines operating segment
Statement [Line Items]
Non Current Trade Receivables Gross	0	0
Others accounts receivables
Statement [Line Items]
Other current receivables	58,324,913	33,021,791
Other non-current receivables	$ 3,801,244	$ 1,860,635